Cover	Mar. 07, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2024
Entity File Number	001-41886
Entity Registrant Name	Citi Trends, Inc.
Entity Central Index Key	0001318484
Entity Tax Identification Number	52-2150697
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	104 Coleman Boulevard
Entity Address, City or Town	Savannah
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31408
City Area Code	912
Local Phone Number	236-1561
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	CTRN
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ